RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of Major Related Parties and their Relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Country Garden Intelligent Services Group Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by the chairperson of the Group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zengcheng Crystal Water Plant Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	Entities controlled by the chairperson of the Group
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Elite Architectural Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Giant Leap Construction Co., Ltd.	Entities controlled by the chairperson of the Group
Guangyuan Country Garden Investment Co., Ltd.	Entities controlled by the chairperson of the Group
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Changsha Ningxiang Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Country Garden Vocational Education School	Entities controlled by the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Zengcheng Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Szeto, Kwok Kin Daniel	Non-controlling interests shareholder of a subsidiary of the Group
Foshan Shunde Bi Ri Security Engineering Co. Ltd.	Entities controlled by the chairperson of the Group
Laian Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Wuhan Country Garden Property Management Co., Ltd.	Entities controlled by the chairperson of the Group
Baoding Baigou New town Honghua Eaton commerce co. Ltd.("Baoding Baigou")	Non-controlling interests shareholder of a subsidiary of the Group
New Learning Management Co., Ltd.	Non-controlling interests shareholder of a subsidiary of the Group
Guangzhou Country Garden Shuttle Bus Services Limited	Entities controlled by the chairperson of the Group
Huaihua Zhiyi Network Technology Limited Partnership	Entities controlled by non-controlling interest shareholder
Huaihua Yimeng Network Technology Limited Partnership	Non-controlling interests shareholder of a subsidiary of the Group
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by the chairperson are as below
Country Garden Intelligent Services Group Co., Ltd.	—	328	5,982
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	67	2,446	3,209
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	1,186	2,069	2,063
Foshan Shunde Country Garden Property Development Co., Ltd.	—	1,532	1,543
Zengcheng Crystal Water Plant Co., Ltd.	951	1,296	1,386
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd.	—	—	999
Guangzhou Country Garden Shuttle Bus Services Limited	1,232	760	727
Huidong Country Garden Real Estate Development Co., Ltd.	—	814	200
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	152	—	47
Others	97	1,872	1,663
Total	3,685	11,117	17,819

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Construction services provided by other entities controlled by the chairperson are as below
Guangdong Elite Architectural Co., Ltd.	—	—	817
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	—	—	791
Guangyuan Country Garden Investment Co., Ltd.	12,000	—	—
Guangdong Giant Leap Construction Co., Ltd.	20	5,728	—
Total	12,020	5,728	1,608

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Services provided to other entities controlled by the chairperson are as below
Huidong Country Garden Real Estate Development Co., Ltd.	1,851	3,445	1,595
Kaiping Country Garden Property Development Co., Ltd.	1,500	1,500	—
Changsha Ningxiang Country Garden Property Development Co., Ltd.	—	2,186	848
Others	1,278	37	—
Total	4,629	7,168	2,443

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Interest incurred from Promissory Note provided by other entity controlled by the immediate family of the chairperson is as below
Fine Nation Group Limited*	—	—	4,547
Total	—	—	4,547

*During 2019, Fine Nation Group Limited issued a promissory note (the “Promissory Note") with a principal amount of USD 100,000 to the Company, which has been fully paid as of August 31, 2019 with an interest expense of RMB 4,547.